Vaughan Nelson Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.0%
	BRAZIL — 7.5%
139,731	Cury Construtora e Incorporadora S.A.	$525,085
190,630	Dexco S.A.	337,416
39,525	Hypera S.A.	361,582
37,382	Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira	187,906
186,100	Pet Center Comercio e Participacoes S.A.	275,482
44,276	SLC Agricola S.A.	408,697
176,471	Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A.	445,581
47,144	Vivara Participacoes S.A.	293,105
		2,834,854
	CHINA — 15.1%
13,067	Autohome, Inc. - ADR	417,752
203,173	China International Capital Corp. Ltd. - Class H [1]	449,649
197,692	ENN Natural Gas Co., Ltd. - Class A	508,974
671,400	Focus Media Information Technology Co., Ltd. - Class A	700,898
143,970	Haitian International Holdings Ltd.	360,601
91,395	Longshine Technology Group Co., Ltd. - Class A	279,350
382,550	Maoyan Entertainment *,1	449,923
245,055	Tingyi Cayman Islands Holding Corp.	378,437
274,240	Tongcheng Travel Holdings Ltd. *	665,474
569,515	Topsports International Holdings Ltd. [1]	526,445
89,678	Wuxi Lead Intelligent Equipment Co., Ltd. - Class A	416,551
233,670	Yadea Group Holdings Ltd. [1]	531,752
		5,685,806
	COLOMBIA — 0.5%
17,135	Geopark Ltd.	173,235
	CZECH — 0.8%
228,890	WAG Payment Solutions PLC *	287,875
	HONG KONG — 1.0%
99,548	China Mengniu Dairy Co., Ltd. *	378,102
	INDIA — 18.9%
62,105	360 ONE WAM Ltd.	394,212
77,886	Aegis Logistics Ltd.	362,072
16,910	Angel One Ltd.	317,243
163,746	Aster DM Healthcare Ltd. *,1	622,277
63,734	Brigade Enterprises Ltd.	458,931
59,145	Cholamandalam Financial Holdings Ltd.	701,271
26,865	Cyient Ltd.	479,650
16,246	Dalmia Bharat Ltd.	386,298
218,189	EPL Ltd.	604,148
316,559	Federal Bank Ltd.	522,877
256,527	India Grid Trust [1]	431,876

Vaughan Nelson Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
13,554	KEI Industries Ltd.	$400,922
22,844	Mahindra & Mahindra Ltd.	410,153
160,275	Redington Ltd.	352,048
91,635	SIS Ltd. *	486,365
22,934	UPL Ltd.	174,380
		7,104,723
	INDONESIA — 3.4%
712,592	Bank Negara Indonesia Persero Tbk P.T.	419,505
3,373,667	Mitra Adiperkasa Tbk P.T.	443,108
13,435,513	Pakuwon Jati Tbk P.T.	428,056
		1,290,669
	LUXEMBOURG — 1.6%
6,530	Befesa S.A. [1]	250,260
109,675	L'Occitane International S.A.	336,986
		587,246
	MEXICO — 4.2%
108,320	Corp Inmobiliaria Vesta S.A.B. de C.V.	392,979
389,287	Genomma Lab Internacional S.A.B. de C.V. - Class B	348,952
192,671	GMexico Transportes S.A.B. de C.V. [1]	459,097
182,630	Grupo Traxion S.A.B. de C.V. *,1	391,436
		1,592,464
	PHILIPPINES — 1.2%
69,156	ACEN Corp. *	6,574
41,392	Ayala Corp.	463,936
		470,510
	POLAND — 2.3%
3,515	Dino Polska S.A. *,1	391,425
12,427	LiveChat Software S.A.	458,400
		849,825
	SINGAPORE — 0.6%
9,470	Karooooo Ltd.	239,118
	SOUTH AFRICA — 5.7%
346,165	Advtech Ltd.	360,028
21,770	AngloGold Ashanti Ltd.	482,851
20,801	Bid Corp. Ltd.	492,697
28,462	Bidvest Group Ltd.	441,640
190,236	Super Group Ltd.	365,180
		2,142,396

Vaughan Nelson Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOUTH KOREA — 11.6%
13,435	Cheil Worldwide, Inc.	$191,203
12,391	Doosan Bobcat, Inc.	568,394
14,130	Fila Holdings Corp.	439,525
3,159	Hansol Chemical Co., Ltd.	485,542
5,347	KIWOOM Securities Co., Ltd.	407,687
1,692	L&F Co., Ltd.	341,963
4,035	Orion Corp.	359,136
4,802	Samsung Electro-Mechanics Co., Ltd.	547,807
17,735	SFA Engineering Corp.	512,224
2,427	Soulbrain Co., Ltd.	519,243
		4,372,724
	TAIWAN — 16.5%
72,000	Chroma ATE, Inc.	634,216
66,677	Elite Material Co., Ltd.	882,361
79,905	Ennoconn Corp.	771,621
120,310	Gold Circuit Electronics Ltd.	652,116
23,980	King Slide Works Co., Ltd.	694,787
273,845	King Yuan Electronics Co., Ltd.	550,275
164,576	Lite-On Technology Corp.	791,330
15,524	Lotes Co., Ltd.	369,893
32,411	Universal Vision Biotechnology Co., Ltd. *	404,421
31,783	Yageo Corp.	465,950
		6,216,970
	THAILAND — 1.7%
4,378,848	WHA Corp. PCL	634,987
	UNITED ARAB EMIRATES — 1.3%
271,438	Emaar Properties PJSC	499,458
	UNITED KINGDOM — 0.5%
10,525	Mondi PLC	184,660
	UNITED STATES — 2.6%
53,940	Kosmos Energy Ltd. *	382,974
198,010	Samsonite International S.A. *,1	590,097
		973,071
	Total Common Stocks
	(Cost $29,690,970)	36,518,693

Vaughan Nelson Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2023 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 2.8%
$1,063,908	UMB Money Market Fiduciary , 0.01%[2]	$1,063,908
	Total Short-Term Investments
	(Cost $1,063,908)	1,063,908
	TOTAL INVESTMENTS — 99.8%
	(Cost $30,754,878)	37,582,601
	Other Assets in Excess of Liabilities — 0.2%	70,881
	TOTAL NET ASSETS — 100.0%	$37,653,482

ADR – American Depository Receipt
PCL – Public Company Limited
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $5,094,237, which represents 13.53% of total net assets of the Fund.
[2]The rate is the annualized seven-day yield at period end.